Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net

7. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2018	2019
	RMB	RMB
Accounts receivable	444,270	369,310
Less: allowance for doubtful accounts	(71)	(23,785)
Accounts receivable, net	444,199	345,525

Accounts receivable are non‑interest bearing and are generally on terms between 1 to 30 days. In some cases, these terms are extended for certain qualifying long‑term customers to less than a year who have met specific credit requirements.

The movements in the allowance for doubtful accounts are as follows:

	For the Year
	Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	(785)	—	(71)
Additions	—	(1,709)	(29,383)
Write offs	785	1,638	5,669
Balance at end of the year	—	(71)	(23,785)